Concentrations of Risk	9 Months Ended
Sep. 30, 2025
Concentrations of Risk [Abstract]
CONCENTRATIONS OF RISK
22	CONCENTRATIONS OF RISK

Customer Concentration

For the period ended September 30, 2024, the Company generated total revenue of RM 32,359,976, of which three customers accounted for more than 55% of the Company’s total revenue.

For the period ended September 30, 2025, the Company generated total revenue of RM 63,765,238, of which three customers accounted for more than 57% of the Company’s total revenue.

	For the six months ended September 30,
	2025	2024	2025	2024	2025	2024
	Revenues		Percentage of revenues		Trade receivables
	RM	RM	%	%	RM	RM
SM Prominent Sdn Bhd	15,831,117	8,744,392	24.83	27.02	4,320,680	733,928
KLC Ventures Sdn Bhd	10,857,238	4,238,782	17.03	13.10	3,344,510	1,088,851
Rams Solutions Sdn Bhd	9,426,101	4,721,039	14.78	14.59	-	-
Total	36,114,456	17,704,213	56.64	54.71	7,665,190	1,822,779

Vendor Concentration

For the period ended September 30, 2024, the Company incurred cost of sale of RM 25,422,507, of which two vendor accounted for more than 60% of the Company’s total cost of sale.

For the period ended September 30, 2025, the Company incurred cost of sale of RM 48,435,188, of which two vendors accounted for more than 61% of the Company’s total cost of sale.

	For the six months ended September 30,
	2025	2024	2025	2024	2025	2024
	Cost of sale		Percentage of cost of sales		Accounts payable, trade
	RM	RM	%	%	RM	RM
Vendor A	12,126,712	5,921,587	25.04	23.29	36,105	1,524,410
Vendor B	19,646,143	9,439,337	40.56	37.13	232,950	809,447
Total	31,772,855	15,360,924	60.60	60.42	269,055	2,333,857